Stockholders' Deficit - Schedule of Option Assumption (Details) (10-K)	Aug. 08, 2019	Mar. 20, 2018	Feb. 09, 2018
Common Stock Warrants and Options [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options One [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0.00%
Common Stock Warrants and Options Three [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options Four [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options Five [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options Six [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0.00%
Common Stock Warrants and Options Seven [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0.00%
Common Stock Warrants and Options Eight [Member]
Expected dividends	0.00%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0.00%
Common Stock Warrants and Options Nine [Member]
Expected dividends		0.00%
Expected volatility		97.56%
Expected term		4 years
Risk free interest rate		2.65%
Expected forfeitures		0.00%
Common Stock Warrants and Options Ten [Member]
Expected dividends			0.00%
Expected volatility			96.95%
Expected term			3 years
Risk free interest rate			2.26%
Expected forfeitures			0.00%